UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4757

                        Smith Barney Sector Series Inc.
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
              (Address of principal executive offices) (Zip code)

                            Robert I. Frenkel, Esq.
                        Smith Barney Fund Management LLC
                            300 First Stamford Place
                               Stamford, CT 06902
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 451-2010

                      Date of fiscal year end: October 31
                    Date of reporting period: April 30, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.


--------------------------------------------------------------------------------

                                  SMITH BARNEY
                               SECTOR SERIES INC.

                                  SMITH BARNEY
                                 TECHNOLOGY FUND

--------------------------------------------------------------------------------

              RESEARCH SERIES | SEMI-ANNUAL REPORT | APRIL 30, 2004










                        [LOGO] SMITH BARNEY MUTUAL FUNDS
                 YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED.(R)

 YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED.(R) is a registered service mark of
                         Citigroup Global Markets Inc.


--------------------------------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
--------------------------------------------------------------------------------

[Graphic] Research Series


Semi-Annual Report  o  April 30, 2004

SMITH BARNEY
TECHNOLOGY FUND

--------------------------------------------------------------------------------

WHAT'S INSIDE

LETTER FROM THE CHAIRMAN ..................................................    1
SCHEDULE OF INVESTMENTS ...................................................    4
STATEMENT OF ASSETS AND LIABILITIES .......................................    6
STATEMENT OF OPERATIONS ...................................................    7
STATEMENTS OF CHANGES IN NET ASSETS .......................................    8
NOTES TO FINANCIAL STATEMENTS .............................................    9
FINANCIAL HIGHLIGHTS ......................................................   14


--------------------------------------------------------------------------------
SMITH BARNEY FUND MANAGEMENT LLC
--------------------------------------------------------------------------------
Smith Barney Fund Management LLC is the investment manager to the fund. Citigroup Asset Management Ltd. is the subadviser. The fund's management team follows a systematic and rigorous approach designed to provide appropriate exposure to the market sector.


--------------------------------------------------------------------------------
FUND OBJECTIVE*
--------------------------------------------------------------------------------
The fund seeks long-term capital appreciation by investing primarily in common stocks. The fund invests at least 80% of its assets in securities of companies principally engaged in offering, using or developing products, processes or services that will provide or will benefit significantly from technological advances and improvements.


--------------------------------------------------------------------------------
FUND FACTS
--------------------------------------------------------------------------------
FUND INCEPTION
--------------------------------------------------------------------------------
February 28, 2000







* Since the fund focuses its investments on companies involved in the technology industries, an investment in the fund may involve a greater degree of risk than an investment in other mutual funds with greater diversification.

--------------------------------------------------------------------------------
                            LETTER FROM THE CHAIRMAN
--------------------------------------------------------------------------------

                                                               [PHOTO]

                                                         R. JAY GERKEN, CFA
                                                         CHAIRMAN, PRESIDENT AND
                                                         CHIEF EXECUTIVE OFFICER

DEAR SHAREHOLDER,

Over the six month period ended April 30, 2004, most broad U.S. stock and bond market indexes posted moderate gains. Stocks generally continued to outpace bonds, with large-capitalization stocks typically outperforming small- and mid-cap stocks and international stock markets generally outperforming the domestic stock market. The economic environment was dominated by uncertainty surrounding the sustainability of the domestic economic recovery, a continued focus on new job growth and a geopolitical environment centering on news from Iraq and new acts of terrorism.

Since the start of 2004, markets have been in a holding pattern -- volatility declined and returns were relatively muted. Equity markets seem to have priced in prospects of continued economic recovery and, in general, they were not disappointed. Both bond market and stock market participants were a bit unnerved by prospects for U.S. Federal Reserve Board ("Fed") tightening of key interest rates at some unknown future date, the continuing turmoil in Iraq, and the March 2004 bombings in Spain. Each of these elements had a negative influence on the stock market. Despite these concerns, however,

--------------------------------------------------------------------------------

                              PERFORMANCE SNAPSHOT
                              AS OF APRIL 30, 2004
                            (EXCLUDING SALES CHARGES)

--------------------------------------------------------------------------------
                                                                     6 MONTHS
--------------------------------------------------------------------------------
Class A Shares                                                        -3.32%
--------------------------------------------------------------------------------
Russell 3000 Index                                                     6.14%
--------------------------------------------------------------------------------
Goldman Sachs Technology Index                                        -3.58%
--------------------------------------------------------------------------------
Lipper Science & Technology Funds Category Average                    -4.43%
--------------------------------------------------------------------------------

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE. PERFORMANCE FIGURES MAY REFLECT FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF ANY. IN THE ABSENCE OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF ANY, THE TOTAL RETURN WOULD BE REDUCED. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE AND INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.SMITHBARNEYMUTUALFUNDS.COM.

CLASS A SHARE RETURNS ASSUME THE REINVESTMENT OF INCOME DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AT NET ASSET VALUE AND THE DEDUCTION OF ALL FUND EXPENSES. RETURNS HAVE NOT BEEN ADJUSTED TO INCLUDE SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS. EXCLUDING SALES CHARGES, CLASS B SHARES RETURNED -3.67% AND CLASS C SHARES RETURNED -3.93% OVER THE SIX MONTHS ENDED APRIL 30, 2004.

Effective April 29, 2004, Smith Barney Class L shares were renamed Class C shares. On February 2, 2004, initial sales charges on these shares were eliminated.

All index performance reflects no deduction for fees, expenses or taxes. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of U.S. equity market. The Goldman Sachs Technology Index is a broad-based measure of U.S.-traded technology stocks. The Index is comprised of six sub-indices -- hardware, computer software, services, semiconductors, Internet and multimedia networking.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ending April 30, 2004, calculated among the 321 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

--------------------------------------------------------------------------------

        1   SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report
the underlying economic and financial fundamentals continued to improve through the end of the period.

So far this year, the economy overall has appeared to be growing at a pace similar to last year's rate. The ongoing recovery has been broad-based, with strength in the consumer sector, exports and business investments. Soaring corporate profit growth has led to vastly improved balance-sheet fundamentals in general, while highly stimulative monetary and fiscal policy continued to provide support, although the stimulative effects of fiscal policy could wane after tax-refund season ends this spring. Following a period of mixed employment news through the end of last year, job growth picked up substantially in the first calendar quarter of 2004.

Signs of increasing inflation have begun to mount in recent weeks. Fiscal and monetary policymakers have been stimulating the economy since 2000. The Fed has more or less said it prefers inflation to deflation in the current environment. However, we believe the recent pick-up in inflationary signals has increased the possibility that the Fed may raise interest rates sooner than anticipated, perhaps as early as this summer. Accordingly, the recent debate in the market has focused on the timing and magnitude of prospective rate increases.

PERFORMANCE REVIEW

Within this environment, the fund performed as follows: For the six months ended April 30, 2004, Class A shares of the Smith Barney Technology Fund, excluding sales charges, returned -3.32%. In comparison, the fund's unmanaged benchmarks, the Russell 3000 Index(i) returned 6.14%, and the Goldman Sachs Technology Index ("GSTechnology Index")(ii) returned -3.58% for the same period. The fund's Lipper science & technology funds category average returned -4.43% for the same period.(1)

The technology market moved upwards though November and December to end 2003 on a high note. The positive momentum continued into January, before falling through February, March, and April. The best performing sub-sectors were wireless equipment, IT services and internet, while semiconductors lagged. Telecom equipment stocks started 2004 well, as Ericsson and Andrew Corp. posted positive earnings results, and Verizon made constructive comments on their investment plans. However, it was not all positive news in the sector as NOKIA OYJ issued a profits warning as a result of losing market share and Nortel fired its CEO amid an accounting scandal. The semiconductor sub-sector also performed poorly, despite continued strong fundamentals. Semiconductor industry revenue was up more than 20% versus the previous year for each month of the period, but investors were becoming concerned that the growth rate could soon decelerate and have been cautious about high levels of inventory. Internet stalwarts Yahoo and EBAY INC. continued to power upwards, based on strong operating performance, and investor interest returned to the IT services sector, where data processing companies such as AUTOMATIC DATA PROCESSING, INC. and FIRST DATA CORP. had decent returns.

FUND PERFORMANCE

Although the fund's performance for the period was negative, it slightly outperformed its secondary benchmark, the GSTechnology Index. Positive performance was driven through positive stock selection within the software sub-sector, as well as by an underweight in semiconductors. The fund maintained a negative bias in semiconductors, which worked in our favor, and the holdings the fund did own, such as NVIDIA CORPORATION held up well. In software, fund holdings in AMDOCS LTD. and COMPUTER ASSOCIATES INTERNATIONAL, INC. performed well, as they continued to demonstrate strong operational performance with strong cash generation. Stock selection was mixed in computer hardware, where the fund was negatively affected by its ownership of SANMINA-SCI CORPORATION and SUN MICROSYSTEMS, INC. This was offset by fund holdings in APPLE COMPUTER, INC., which saw strong momentum from sales of its IPOD, and from LEXMARK, which was gaining market share in printers. In communications equipment, the fund also benefited from owning AVAYA INC. and MOTOROLA, INC., where restructuring efforts are bearing fruit. On the negative side, the fund's holding in Nokia hurt performance, which had poor results as it struggled with declining prices and market share loss for handsets.

(1) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2004, calculated among the 321 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.


        2   SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

SPECIAL SHAREHOLDER NOTICE

Effective April 29, 2004, Smith Barney Sector Series on behalf of the Smith Barney Technology Fund changed its primary performance benchmark from the Goldman Sachs Technology Index to the Russell 3000 Index. The Goldman Sachs Technology Index will continue as a secondary performance benchmark.

Effective April 29, 2004, Smith Barney Class L shares were renamed Class C shares. On February 2, 2004, initial sales charges on these shares were eliminated.

INFORMATION ABOUT YOUR FUND

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

MAY 18, 2004


The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of April 30, 2004 and are subject to change and may not be representative of the portfolio manager's current or future investments. The fund's top ten holdings as of this date were: Microsoft Corp. (10.9%), Intel Corp. (10.7%), Cisco Systems Inc. (7.6%), Hewlett-Packard Co. (5.2%), International Business Machines Corp. (5.0%), Computer Associates International Inc. (3.8%), Oracle Corp. (3.4%), EMC Corp. (3.3%), Amdocs Ltd. (3.2%) and Lexmark International Inc. (3.1%). Please refer to pages 4 through 5 for a list and percentage breakdown of the fund's holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top five sector holdings as of April 30, 2004 were: Software (25.9%); Computer & Peripherals (24.9%); Semiconductor Equipment & Products (17.1%); Communications Equipment (15.6%); Internet Catalog Retail (4.9%). The fund's portfolio composition is subject to change at any time.

RISKS: In addition to normal risks associated with equity investing, narrowly focused investments typically exhibit higher volatility. The technology sector may be subject to greater governmental regulation, competitive pressures and rapid technological change and obsolescence, which may have a materially adverse effect on the sector. Additionally, the fund's performance will be influenced by political, social and economic factors affecting investments in companies in foreign countries not associated with domestic investing These risks are magnified in emerging markets. The securities of small- and mid-sized companies tend to be more volatile than those of larger companies. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

(i) The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of U.S. equity market.

(ii) The Goldman Sachs Technology Index is a broad-based measure of U.S.-traded technology stocks. The Index is comprised of six sub-indices -- hardware, computer software, services, semiconductors, Internet and multimedia networking.


        3   SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

================================================================================
SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2004
================================================================================

SHARES                             SECURITY                            VALUE
================================================================================
COMMON STOCK -- 100.0%
CONSUMER DISCRETIONARY -- 7.1%
INTERNET & CATALOG RETAIL -- 4.8%
         29,181     eBay Inc.*                                       $ 2,329,227
         62,090     InterActiveCorp*                                   1,978,808
--------------------------------------------------------------------------------
                                                                       4,308,035
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.3%
         32,185     CDW Corp.                                          2,011,241
--------------------------------------------------------------------------------
                    TOTAL CONSUMER DISCRETIONARY                      6,319,276
================================================================================
INDUSTRIALS -- 3.5%
COMMERCIAL SERVICES & SUPPLIES -- 3.5%
         24,757     Automatic Data Processing, Inc.                   1,084,604
         21,512     DST Systems, Inc.*                                  949,755
         23,088     First Data Corp.                                  1,047,964
--------------------------------------------------------------------------------
                    TOTAL INDUSTRIALS                                 3,082,323
================================================================================
INFORMATION TECHNOLOGY -- 89.4%
COMMUNICATIONS EQUIPMENT -- 15.6%
        322,048     Cisco Systems, Inc.*                              6,721,142
        115,380     Comverse Technology, Inc.*                        1,887,617
        109,466     Motorola, Inc.                                    1,997,755
        141,222     Nokia Oyj, Sponsored ADR                          1,978,520
         20,146     QUALCOMM Inc.                                     1,258,319
--------------------------------------------------------------------------------
                                                                     13,843,353
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 24.9%
        106,821     Apple Computer, Inc.*                             2,748,504
         30,043     Dell Inc.*                                        1,042,793
        261,258     EMC Corp.*                                        2,915,639
        234,583     Hewlett-Packard Co.                               4,621,285
         50,331     International Business Machines Corp.             4,437,684
         30,646     Lexmark International, Inc.*                      2,772,237
         99,379     NVIDIA Corp.*                                     2,041,245
        388,881     Sun Microsystems, Inc.*                           1,516,636
--------------------------------------------------------------------------------
                                                                     22,096,023
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.7%
         47,439     Molex Inc.                                        1,412,733
        183,333     Sanmina-SCI Corp.*                                1,836,997
--------------------------------------------------------------------------------
                                                                      3,249,730
--------------------------------------------------------------------------------
IT CONSULTING & SERVICES -- 2.2%
         82,675     Accenture Ltd., Class A Shares*                   1,965,185
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 17.1%
         19,903     Analog Devices, Inc.*                               847,868
         85,319     Applied Materials, Inc.*                          1,555,365
        370,122     Intel Corp.                                       9,523,239
         19,099     KLA-Tencor Corp.*                                   795,855
         56,553     Linear Technology Corp.                           2,014,983
          9,292     Maxim Integrated Products, Inc.                     427,339
--------------------------------------------------------------------------------
                                                                     15,164,649
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

          4   SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

================================================================================
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   APRIL 30, 2004
================================================================================

SHARES                             SECURITY                            VALUE
================================================================================
SOFTWARE -- 25.9%
        106,598     Amdocs Ltd.*                                    $ 2,830,177
        146,252     BMC Software, Inc.*                               2,530,160
        125,065     Computer Associates International, Inc.           3,352,993
        372,104     Microsoft Corp.                                   9,663,541
        270,421     Oracle Corp.*                                     3,034,124
        148,332     Siebel Systems, Inc.*                             1,524,853
--------------------------------------------------------------------------------
                                                                     22,935,848
--------------------------------------------------------------------------------
                    TOTAL INFORMATION TECHNOLOGY                     79,254,788
================================================================================
                    TOTAL INVESTMENTS -- 100.0%
                    (Cost -- $87,876,878**)                         $88,656,387
================================================================================

  * NON-INCOME PRODUCING SECURITY.
 ** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME.

    Abbreviation used in this schedule:
    -----------------------------------
    ADR -- American Depositary Receipt

                      SEE NOTES TO FINANCIAL STATEMENTS.

          5   SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

================================================================================
STATEMENT  OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 2004
================================================================================

ASSETS:
     Investments, at value (Cost -- $87,876,878)                   $ 88,656,387
     Cash                                                                64,278
     Receivable for Fund shares sold                                    104,403
     Dividends receivable                                                 4,524
     Prepaid expenses                                                    21,998
--------------------------------------------------------------------------------
     TOTAL ASSETS                                                    88,851,590
--------------------------------------------------------------------------------
LIABILITIES:
     Payable for Fund shares reacquired                                  71,913
     Management fee payable                                              69,693
     Distribution plan fees payable                                      30,183
     Accrued expenses                                                    97,859
--------------------------------------------------------------------------------
     TOTAL LIABILITIES                                                  269,648
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                   $ 88,581,942
================================================================================
NET ASSETS:
     Par value of capital shares                                       $ 23,915
     Capital paid in excess of par value                            260,545,796
     Accumulated net investment loss                                   (819,662)
     Accumulated net realized loss from
       investment transactions                                     (171,947,616)
     Net unrealized appreciation of investments                         779,509
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                   $ 88,581,942
================================================================================
SHARES OUTSTANDING:
--------------------------------------------------------------------------------
     Class A                                                          6,839,453
--------------------------------------------------------------------------------
     Class B                                                         10,167,780
--------------------------------------------------------------------------------
     Class C                                                          6,907,710
--------------------------------------------------------------------------------
NET ASSET VALUE:
     Class A (and redemption price)                                       $3.79
--------------------------------------------------------------------------------
     Class B *                                                            $3.67
--------------------------------------------------------------------------------
     Class C *                                                            $3.67
--------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE PER SHARE:
     Class A (net asset value plus 5.26% of
       net asset value per share)                                         $3.99
================================================================================

* REDEMPTION PRICE IS NAV OF CLASS B AND C SHARES REDUCED BY A 5.00% AND 1.00% CONTINGENT DEFERRED SALES CHARGE, RESPECTIVELY, IF SHARES ARE REDEEMED WITHIN ONE YEAR FROM PURCHASE PAYMENT (SEE NOTE 2).


                       SEE NOTES TO FINANCIAL STATEMENTS.

          6   SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

================================================================================
STATEMENT OF OPERATIONS (UNAUDITED)      FOR THE SIX MONTHS ENDED APRIL 30, 2004
================================================================================

INVESTMENT INCOME:
   Dividends                                                          $ 205,511
   Interest                                                              20,079
   Less: Foreign withholding tax                                         (7,686)
--------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME                                              217,904
--------------------------------------------------------------------------------
EXPENSES:
   Management fee (Note 2)                                              488,641
   Distribution plan fees (Note 6)                                      409,101
   Transfer agency services (Note 6)                                     69,865
   Shareholder communications (Note 6)                                   34,034
   Audit and legal                                                       21,216
   Registration fees                                                     12,365
   Custody                                                               11,468
   Directors' fees                                                       11,320
   Other                                                                  2,335
--------------------------------------------------------------------------------
   TOTAL EXPENSES                                                     1,060,345
   Less: Management fee waiver (Note 2)                                 (25,113)
--------------------------------------------------------------------------------
   NET EXPENSES                                                       1,035,232
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                    (817,328)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS (NOTE 3):
   Realized Loss From Investment Transactions
     (excluding short-term securities):
      Proceeds from sales                                            51,617,125
      Cost of securities sold                                        51,971,668
--------------------------------------------------------------------------------
   NET REALIZED LOSS                                                   (354,543)
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments:
      Beginning of period                                             2,479,964
      End of period                                                     779,509
--------------------------------------------------------------------------------
   DECREASE IN NET UNREALIZED APPRECIATION                           (1,700,455)
--------------------------------------------------------------------------------
NET LOSS ON INVESTMENTS                                              (2,054,998)
--------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM OPERATIONS                              $(2,872,326)
================================================================================






                       SEE NOTES TO FINANCIAL STATEMENTS.

          7   SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

=================================================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
=================================================================================================================

FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
AND THE YEAR ENDED OCTOBER 31, 2003
                                                                                 2004                    2003
=================================================================================================================
OPERATIONS:
   Net investment loss                                                      $    (817,328)       $    (1,318,046)
   Net realized loss                                                             (354,543)           (18,013,960)
   Increase (decrease) in net unrealized appreciation                          (1,700,455)            47,191,032
-----------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                           (2,872,326)            27,859,026
-----------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
   Net proceeds from sale of shares                                            15,813,760             18,564,129
   Cost of shares reacquired                                                  (24,562,692)           (15,440,011)
-----------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE TRANSACTIONS              (8,748,932)             3,124,118
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                             (11,621,258)            30,983,144
NET ASSETS:
   Beginning of period                                                        100,203,200             69,220,056
-----------------------------------------------------------------------------------------------------------------
   END OF PERIOD*                                                             $88,581,942           $100,203,200
=================================================================================================================
*  Includes accumulated net investment loss of:                                 $(819,662)               $(2,334)
=================================================================================================================



                       SEE NOTES TO FINANCIAL STATEMENTS.

          8   SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

================================================================================
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. Significant Accounting Policies

The Smith Barney Technology Fund ("Fund"), a separate investment fund of the Smith Barney Sector Series Inc. ("Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Company consists of this Fund and two other separate investment funds: Smith Barney Financial Services Fund and Smith Barney Health Sciences Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles
("GAAP"): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices in the primary exchange on which they are traded; securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the U.S. over-the-counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and the securities for which no sale was reported on that date are valued at the mean between the bid and asked prices; securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (i) gains or losses on the sale of securities are calculated by using the specific identification method; (j) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (k) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; (l) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled or offset by entering into another forward exchange contract. The Fund may from time to time enter into options and/or futures contracts typically to hedge market or currency risk.



          9   SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

================================================================================
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
================================================================================

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.95% of the Fund's average daily net assets. This fee is calculated daily and paid monthly. SBFM has entered into a sub-advisory agreement with Citigroup Asset Management Ltd. ("CAM Ltd."), an affiliate of SBFM. Pursuant to the sub-advisory agreement, CAM Ltd. is responsible for the day-to-day fund operations and investment decisions of the Fund. For services provided to the Fund, SBFM pays CAM Ltd. a sub-advisory fee calculated at an annual rate of 0.65% of the Fund's average daily net assets.

During the six months ended April 30, 2004, the Fund's Class A, B and C shares had voluntary expense limitations in place of 1.50%, 2.25% and 2.25%, respectively, resulting in waived management fees totaling $25,113. These expense limitations can be terminated at any time by SBFM.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended April 30, 2004, the Fund paid transfer agent fees of $51,452 to CTB.

Citigroup Global Markets Inc. ("CGM") and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors.

On April 29, 2004, Class L shares were renamed as Class C shares. On February 2, 2004, initial sales charges on these shares were eliminated.

There is a maximum initial sales charge of 5.00% for Class A shares. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSConly applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2004, CGM and its affiliates received sales charges of approximately $20,000 and $9,000 on sales of the Fund's Class A and C shares, respectively. In addition, for the six months ended April 30, 2004, CDSCs paid to CGM and its affiliates were approximately:

                                                       CLASS B        CLASS C
================================================================================
CDSCs                                                  $50,000        $3,000
================================================================================

For the six months ended April 30, 2004, CGM and its affiliates received brokerage commissions of $9,427.

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the six months ended April 30, 2004,  the aggregate cost of purchases and
proceeds  from  sales  of   investments   (including   maturities  of  long-term
investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                          $45,175,671
================================================================================
Sales                                                               51,617,125
================================================================================

          10   SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

================================================================================
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
================================================================================

At April 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                       $ 6,732,937
Gross unrealized depreciation                                        (5,953,428)
================================================================================
Net unrealized appreciation                                         $   779,509
================================================================================

4. Repurchase Agreements

When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

5. Concentration of Risk

The Fund normally invests at least 80% of its assets in technology related investments. As a result of this concentration policy, the Fund's investments may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives.

6. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares calculated at an annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Fund also pays a distribution fee with respect to Class B and C shares calculated at an annual rate of 0.75% of the average daily net assets of each class, respectively. For the six months ended April 30, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                         CLASS A         CLASS B        CLASS C
================================================================================
Rule 12b-1 Distribution Plan Fees        $35,086        $208,803       $165,212
================================================================================

For the six months ended April 30, 2004, total Transfer Agency Service expenses were as follows:

                                         CLASS A         CLASS B        CLASS C
================================================================================
Transfer Agency Service Expenses         $18,970         $28,280        $22,615
================================================================================

For the six months ended April 30, 2004, total Shareholder Communication expenses were as follows:

                                         CLASS A         CLASS B        CLASS C
================================================================================
Shareholder Communication Expenses        $9,306         $13,829         $10,899
================================================================================


7.  Capital Shares

At April 30, 2004, the Fund had 800 million shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Effective April 29, 2004, the Fund renamed Class L shares as Class C shares.


          11   SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

====================================================================================================================================
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
====================================================================================================================================

Transactions in shares of each class were as follows:
                                                                    SIX MONTHS ENDED                           YEAR ENDED
                                                                     APRIL 30, 2004                         OCTOBER 31, 2003
                                                              -----------------------------           ------------------------------
                                                                 SHARES          AMOUNT                  SHARES          AMOUNT
====================================================================================================================================
CLASS A
Shares sold                                                    1,115,186       $ 4,600,835             1,873,768       $ 6,063,645
Shares reacquired                                             (1,146,014)       (4,659,478)           (1,395,233)       (4,488,352)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                          (30,828)        $ (58,643)              478,535       $ 1,575,293
====================================================================================================================================
CLASS B
Shares sold                                                      634,957       $ 2,502,242             2,010,147       $ 6,240,032
Shares reacquired                                             (1,383,590)       (5,484,205)           (1,866,876)       (5,798,567)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                         (748,633)      $(2,981,963)              143,271       $   441,465
====================================================================================================================================
CLASS C+
Shares sold                                                    2,235,676       $ 8,710,683             1,813,427       $ 6,260,452
Shares reacquired                                             (3,613,690)      (14,419,009)           (1,661,743)       (5,153,092)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                       (1,378,014)      $(5,708,326)              151,684       $ 1,107,360
====================================================================================================================================

+ ON APRIL 29, 2004, CLASS L SHARES WERE RENAMED AS CLASS C SHARES.


8.  Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.


          12   SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

================================================================================
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
================================================================================


9.  Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the "Distributor") and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the "Advisers"), substantially all of the mutual funds managed by the Advisers (the "Funds"), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds' contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys' fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.

          13   SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

====================================================================================================================================
FINANCIAL  HIGHLIGHTS
====================================================================================================================================

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:


CLASS A SHARES                                                2004(1)(2)       2003(2)       2002(2)         2001         2000(3)
====================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                              $ 3.92         $ 2.78         $ 4.21        $ 9.14      $11.40
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment loss(4)                                           (0.02)         (0.04)         (0.05)        (0.08)      (0.07)
  Net realized and unrealized gain (loss)                          (0.11)          1.18          (1.38)        (4.85)      (2.19)
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                                (0.13)          1.14          (1.43)        (4.93)      (2.26)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $ 3.79         $ 3.92         $ 2.78        $ 4.21      $ 9.14
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(5)                                                    (3.32)%++      41.01%        (33.97)%      (53.94)%    (19.82)%++
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000s)                                 $25,907        $26,946        $17,754       $27,058     $46,363
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses(4)(6)                                                   1.47%+         1.50%          1.50%         1.50%       1.52%+
   Net investment loss                                             (1.04)+        (1.09)         (1.29)        (1.31)      (1.31)+
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                45%           54%            76%           62%         24%
====================================================================================================================================

(1) FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED).

(2) PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY AVERAGE SHARES METHOD.

(3) FOR THE PERIOD FEBRUARY 28, 2000 (INCEPTION DATE) TO OCTOBER 31, 2000.

(4) THE MANAGER WAIVED A PORTION OF ITS FEES FOR THE SIX MONTHS ENDED APRIL 30, 2004, THE YEARS ENDED OCTOBER 31, 2003, 2002 AND 2001, AND THE PERIOD ENDED OCTOBER 31, 2000. IF SUCH FEES WERE NOT WAIVED, THE PER SHARE INCREASES TO NET INVESTMENT LOSS AND THE ACTUAL EXPENSE RATIOS WOULD HAVE BEEN AS
    FOLLOWS:

                             Per Share Increases to           Expense Ratios
                               Net Investment Loss          Without Fee Waivers
                             ----------------------         -------------------
           2004                      $0.00*                       1.51%+
           2003                       0.00*                       1.60
           2002                       0.01                        1.64
           2001                       0.00*                       1.58
           2000                       0.00*                       1.60+

(5) PERFORMANCE FIGURES MAY REFLECT FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. IN THE ABSENCE OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, THE TOTAL RETURN WOULD BE REDUCED.

(6) AS A RESULT OF VOLUNTARY EXPENSE LIMITATIONS, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WILL NOT EXCEED 1.50%.

*   AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

+   ANNUALIZED.






          14   SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

====================================================================================================================================
FINANCIAL  HIGHLIGHTS (CONTINUED)
====================================================================================================================================

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:

CLASS B SHARES                                             2004(1)(2)       2003(2)       2002(2)         2001          2000(3)
====================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                           $ 3.81         $ 2.72         $ 4.16        $ 9.09         $11.40
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment loss(4)                                        (0.04)         (0.06)         (0.08)        (0.12)         (0.12)
  Net realized and unrealized gain (loss)                       (0.10)          1.15          (1.36)        (4.81)         (2.19)
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                             (0.14)          1.09          (1.44)        (4.93)         (2.31)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $ 3.67         $ 3.81         $ 2.72        $ 4.16         $ 9.09
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(5)                                                 (3.67)%++      40.07%        (34.62)%      (54.24)%       (20.26)%++
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000s)                              $37,320        $41,645        $29,324       $45,266        $74,227
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses(4)(6)                                                2.22%+         2.25%          2.24%         2.25%          2.27%+
   Net investment loss                                          (1.79)+        (1.85)         (2.04)        (2.06)         (2.06)+
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                             45%           54%            76%           62%            24%
====================================================================================================================================

(1) FOR THE SIX MONTHS ENDED APRIL 30, 2004  (UNAUDITED).

(2) PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY AVERAGE SHARES METHOD.

(3) FOR THE PERIOD FEBRUARY 28, 2000 (INCEPTION DATE) TO OCTOBER 31, 2000.

(4) THE MANAGER WAIVED A PORTION OF ITS FEES FOR THE SIX MONTHS ENDED APRIL 30, 2004, THE YEARS ENDED OCTOBER 31, 2003, 2002 AND 2001, AND THE PERIOD ENDED OCTOBER 31, 2000. IF SUCH FEES WERE NOT WAIVED, THE PER SHARE INCREASES TO NET INVESTMENT LOSS AND THE ACTUAL EXPENSE RATIOS WOULD HAVE BEEN AS
    FOLLOWS:

                             Per Share Increases to           Expense Ratios
                               Net Investment Loss          Without Fee Waivers
                             ----------------------         -------------------
           2004                      $0.00*                       2.26%+
           2003                       0.00*                       2.35
           2002                       0.01                        2.39
           2001                       0.00*                       2.33
           2000                       0.00*                       2.35+

(5) PERFORMANCE FIGURES MAY REFLECT FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. IN THE ABSENCE OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, THE TOTAL RETURN WOULD BE REDUCED.

(6) AS A RESULT OF VOLUNTARY EXPENSE LIMITATIONS, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WILL NOT EXCEED 2.25%.

*   AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

+   ANNUALIZED.







          15   SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

====================================================================================================================================
FINANCIAL  HIGHLIGHTS (CONTINUED)
====================================================================================================================================

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:

CLASS C SHARES(1)                                             2004(2)(3)       2003(3)       2002(3)         2001          2000(4)
====================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                           $ 3.82         $ 2.72         $ 4.16        $ 9.09         $11.40
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment loss(5)                                        (0.04)         (0.06)         (0.08)        (0.12)         (0.12)
  Net realized and unrealized gain (loss)                       (0.11)          1.16          (1.36)        (4.81)         (2.19)
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                             (0.15)          1.10          (1.44)        (4.93)         (2.31)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $ 3.67         $ 3.82         $ 2.72        $ 4.16         $ 9.09
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(6)                                                 (3.93)%++      40.44%        (34.62)%      (54.24)%       (20.26)%++
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000s)                              $25,355        $31,612        $22,142       $39,127        $67,815
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses(5)(7)                                                2.22%+         2.25%          2.24%         2.25%          2.27%+
   Net investment loss                                          (1.80)+        (1.84)         (2.04)        (2.06)         (2.06)+
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                             45%           54%            76%           62%             24%
====================================================================================================================================

(1) ON APRIL 29, 2004, CLASS L SHARES WERE RENAMED AS CLASS C SHARES.

(2) FOR THE SIX MONTHS ENDED APRIL 30, 2004  (UNAUDITED).

(3) PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY AVERAGE SHARES METHOD.

(4) FOR THE PERIOD FEBRUARY 28, 2000 (INCEPTION DATE) TO OCTOBER 31, 2000.

(5) THE MANAGER WAIVED A PORTION OF ITS FEES FOR THE SIX MONTHS ENDED APRIL 30, 2004, THE YEARS ENDED OCTOBER 31, 2003, 2002 AND 2001, AND THE PERIOD ENDED OCTOBER 31, 2000. IF SUCH FEES WERE NOT WAIVED, THE PER SHARE INCREASES TO NET INVESTMENT LOSS AND THE ACTUAL EXPENSE RATIOS WOULD HAVE BEEN AS
    FOLLOWS:

                            Per Share Increases to           Expense Ratios
                              Net Investment Loss          Without Fee Waivers
                            ----------------------         -------------------
          2004                      $0.00*                       2.26%+
          2003                       0.00*                       2.35
          2002                       0.01                        2.39
          2001                       0.00*                       2.33
          2000                       0.00*                       2.35+

(6) PERFORMANCE FIGURES MAY REFLECT FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. IN THE ABSENCE OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, THE TOTAL RETURN WOULD BE REDUCED.

(7) AS A RESULT OF VOLUNTARY EXPENSE LIMITATIONS, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WILL NOT EXCEED 2.25%.

*   AMOUNT  REPRESENTS  LESS  THAN  $0.01  PER  SHARE.

++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

+   ANNUALIZED.





          16   SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

--------------------------------------------------------------------------------
SMITH BARNEY
TECHNOLOGY FUND#
--------------------------------------------------------------------------------

    DIRECTORS
    Dwight B. Crane
    Burt N. Dorsett
    R. Jay Gerken, CFA
      CHAIRMAN
    Elliot S. Jaffe
    Stephen E. Kaufman
    Joseph J. McCann
    Cornelius C. Rose, Jr.

    OFFICERS
    R. Jay Gerken, CFA
    President and Chief
    Executive Officer

    Andrew B. Shoup
    Senior Vice President and
    Chief Administrative Officer

    Andrew Beagley
    Chief Anti-Money Laundering
    Compliance Officer

    Kaprel Ozsolak
    Controller

    Robert I. Frenkel
    Secretary and
    Chief Legal Officer



  INVESTMENT MANAGER
  Smith Barney Fund Management LLC

  DISTRIBUTORS
  Citigroup Global Markets Inc.
  PFS Distributors, Inc.

  CUSTODIAN
  State Street Bank and
  Trust Company

  TRANSFER AGENT
  Citicorp Trust Bank, fsb.
  125 Broad Street, 11th Floor
  New York, New York 10004

  SUB-TRANSFER AGENTS
  PFPCInc. P.O. Box 9699
  Providence, Rhode Island
  02940-9699

  Primerica Shareholder Services
  P.O. Box 9662
  Providence, Rhode Island
  02940-9662

SMITH BARNEY SECTOR SERIES INC.
================================================================================

SMITH BARNEY TECHNOLOGY FUND
The Fund is a separate investment fund of the Smith Barney Sector Series Inc., a Maryland corporation.






A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.






This report is submitted for the general information of the shareholders of Smith Barney Sector Series Inc. -- Smith Barney Technology Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

SMITH BARNEY TECHNOLOGY FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004



THIS DOCUMENT MUST BE PRECEDED OR ACCOMPANIED BY A FREE PROSPECTUS. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER IMPORTANT INFORMATION ABOUT THE FUND. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

www.smithbarneymutualfunds.com






(C)2004 Citigroup Global Markets Inc.
Member NASD, SIPC

FD02551 6/04                                                          04-6776

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
              Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)  Not applicable.

         (b)  Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Sector Series Inc.


By:      /s/ R. Jay Gerken
         -----------------------------------------
         R. Jay Gerken
         Chief Executive Officer of
         Smith Barney Sector Series Inc.

Date:    July 7, 2004


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         ------------------------------------------
         R. Jay Gerken
         Chief Executive Officer of
         Smith Barney Sector Series Inc.

Date:    July 7, 2004

By:      /s/ Andrew B. Shoup
         ------------------------------------------
         Andrew B. Shoup
         Chief Administrative Officer of
         Smith Barney Sector Series Inc.

Date:    July 7, 2004